REVENUE INFORMATION - Revenues based on geographic areas (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 2,444,328,764	$ 374,609,772	¥ 2,076,289,101	¥ 1,477,781,304
PRC
Disaggregation of Revenue [Line Items]
Revenues	2,039,210,587		1,643,221,531	1,318,657,227
Europe
Disaggregation of Revenue [Line Items]
Revenues	305,244,466		274,445,360	148,963,330
Others
Disaggregation of Revenue [Line Items]
Revenues	¥ 99,873,711		¥ 158,622,210	¥ 10,160,747